Commitment and Contingencies - Narrative (Details) - Marketwise, LLC	Dec. 31, 2020
Lease One
Lessee, Lease, Description [Line Items]
Lessee, operating lease, renewal term	2 years
Lease Two
Lessee, Lease, Description [Line Items]
Lessee, operating lease, renewal term	3 years
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	3 years
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	8 years